PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:

Computers and peripheral equipment	$3,206	$3,040
Office furniture and equipment	852	850
Trade Equipment	42	42
Leasehold improvements	210	210
Equipment in lease	2,890	2,534

	7,200	6,676
Accumulated depreciation:
Computers and peripheral equipment	2,855	2,729
Office furniture and equipment	760	735
Trade Equipment	39	39
Leasehold improvements	198	197
Equipment in lease	1,708	1,172

	5,560	4,872
Depreciated cost	$1,640	$1,804

Purchasing of Equipment for the years ended December 31, 2022 and 2021, were $524 and $946, respectively.

Depreciation expenses for the years ended December 31, 2022 and 2021, were $688 and $513, respectively.